Valuation adjustments - Changes - FVTOCI (Details) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Financial instruments
Cumulative valuation adjustments beginning balance, FVTOCI	$ 4,073
Valuation adjustments, FVTOCI	(6,724)	$ 3,565	$ 4,108
Amounts reclassified to the consolidated income statement, FVTOCI	(781)	(843)	(189)
Income tax, FVTOCI	1,402	(1,056)	(980)
Cumulative valuation adjustments ending balance, FVTOCI	(2,083)	4,073
Debt instruments
Financial instruments
Valuation adjustments, FVTOCI	(6,724)	3,560
Income tax, FVTOCI	1,402	(1,056)	(980)
Equity investments
Financial instruments
Valuation adjustments, FVTOCI	(76)	126
Financial assets at fair value through other comprehensive income category | Debt and equity instruments
Financial instruments
Cumulative valuation adjustments beginning balance, FVTOCI	4,073	2,319
Valuation adjustments, FVTOCI	(6,800)	3,686
Amounts reclassified to the consolidated income statement, FVTOCI	(781)	(843)
Income tax, FVTOCI	1,425	(1,089)
Cumulative valuation adjustments ending balance, FVTOCI	(2,083)	4,073	2,319
Financial assets at fair value through other comprehensive income category | Debt instruments
Financial instruments
Cumulative valuation adjustments beginning balance, FVTOCI	3,925	2,264
Valuation adjustments, FVTOCI	(6,724)	3,560	4,108
Amounts reclassified to the consolidated income statement, FVTOCI	(781)	(843)
Income tax, FVTOCI	1,402	(1,056)
Cumulative valuation adjustments ending balance, FVTOCI	(2,178)	3,925	2,264
Financial assets at fair value through other comprehensive income category | Equity investments
Financial instruments
Cumulative valuation adjustments beginning balance, FVTOCI	148	55
Valuation adjustments, FVTOCI	(76)	126
Income tax, FVTOCI	23	(33)
Cumulative valuation adjustments ending balance, FVTOCI	$ 95	$ 148	$ 55